RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)	[3]	Dec. 31, 2015 COP ($)	[3]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash equivalents		$ 21,955,901			$ 16,531,811
Cash held by entity		6,445,382			5,805,027
Cash and cash equivalents	$ 8,739.5	28,401,283	$ 6,873.4		22,336,838	[2],[3]	$ 22,193,004		$ 22,284,977
Trading assets	2,216.9	7,204,312			5,128,088	[2]
Held-to-maturity investments					2,899,039
Investments in debt securities through profit or loss		3,762,978			2,650,536
Investments in debt securities available for sale					17,790,127
Total financial assets		245,105,338			222,154,907
Other accounts receivable	$ 2,862.0	9,300,643			6,521,883	[2]
Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash equivalents		13,988,666			9,391,266
Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash equivalents		7,707,990			6,679,084
Without grade or not available
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash equivalents		259,245			461,461
Debt securities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Investments in debt securities through profit or loss		3,762,978
Total financial assets					20,689,166
Derivatives instruments
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		798,824			383,653
Derivatives instruments | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		755,218			312,426
Derivatives instruments | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		9,926			503
Derivatives instruments | Without grade or not available
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		33,680			70,724
Financial entities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash equivalents		10,194,255			5,570,728
Others | Without grade or not available
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash equivalents					83
Financial Entities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash equivalents		443,862			685,704
Financial Entities | Without grade or not available
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash equivalents		256,907			459,909
Central Banks | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash equivalents		3,794,411			3,820,538
Central Banks | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash equivalents		7,264,128			5,993,380
Central Banks | Without grade or not available
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash equivalents		2,338			1,469
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					5,128,088
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debt securities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		3,762,978			2,650,536
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		3,530,552			2,377,109
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		228,663			257,011
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debt securities | Without grade or not available
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		3,763			16,416
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Central Bank | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		12,914			34,095
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Sovereign | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		2,270,642			1,231,219
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Sovereign | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		98,155			92,931
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Other Public Entities | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		128,546			70,064
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Corporate | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		30,207			68,286
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Corporate | Debt securities | Without grade or not available
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		3,763			16,416
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Financial Entities | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		1,101,157			1,007,540
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Financial Entities | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		117,594			129,985
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		31,256
Financial assets at fair value through profit or loss, category [member] | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		31,256
Other accounts receivable		2,488,414			2,282,611
Financial assets at fair value through profit or loss, category [member] | Sovereign | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Other accounts receivable		2,488,414			2,282,611
Financial assets at fair value through profit or loss, category [member] | Corporate | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		31,256
Financial assets at fair value through other comprehensive income, category [member] | Debt securities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		18,935,757
Financial assets at fair value through other comprehensive income, category [member] | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		14,976,941
Financial assets at fair value through other comprehensive income, category [member] | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		3,951,188
Financial assets at fair value through other comprehensive income, category [member] | Debt securities | Default
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		7,628
Financial assets at fair value through other comprehensive income, category [member] | Central Bank | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		1,131,740
Financial assets at fair value through other comprehensive income, category [member] | Sovereign | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		11,492,538
Financial assets at fair value through other comprehensive income, category [member] | Sovereign | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		2,048,792
Financial assets at fair value through other comprehensive income, category [member] | Other Public Entities | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		497,634
Financial assets at fair value through other comprehensive income, category [member] | Corporate | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		135,985
Financial assets at fair value through other comprehensive income, category [member] | Corporate | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		194,302
Financial assets at fair value through other comprehensive income, category [member] | Corporate | Debt securities | Default
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		7,628
Financial assets at fair value through other comprehensive income, category [member] | Financial Entities | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		2,732,127
Financial assets at fair value through other comprehensive income, category [member] | Financial Entities | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		576,354
Financial assets at fair value through other comprehensive income, category [member] | Multilaterals | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		118,657
Financial assets at fair value through other comprehensive income, category [member] | 12-month ECL | Debt securities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		18,474,805
Financial assets at fair value through other comprehensive income, category [member] | 12-month ECL | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		14,976,941
Financial assets at fair value through other comprehensive income, category [member] | 12-month ECL | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		3,497,864
Financial assets at fair value through other comprehensive income, category [member] | 12-month ECL | Central Bank | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		1,066,822
Financial assets at fair value through other comprehensive income, category [member] | 12-month ECL | Sovereign | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		11,492,538
Financial assets at fair value through other comprehensive income, category [member] | 12-month ECL | Sovereign | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		1,994,205
Financial assets at fair value through other comprehensive income, category [member] | 12-month ECL | Other Public Entities | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		497,634
Financial assets at fair value through other comprehensive income, category [member] | 12-month ECL | Corporate | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		135,985
Financial assets at fair value through other comprehensive income, category [member] | 12-month ECL | Corporate | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		61,485
Financial assets at fair value through other comprehensive income, category [member] | 12-month ECL | Financial Entities | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		2,732,127
Financial assets at fair value through other comprehensive income, category [member] | 12-month ECL | Financial Entities | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		375,352
Financial assets at fair value through other comprehensive income, category [member] | 12-month ECL | Multilaterals | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		118,657
Financial assets at fair value through other comprehensive income, category [member] | Not credit-impaired | Lifetime ECL | Debt securities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		453,324
Financial assets at fair value through other comprehensive income, category [member] | Not credit-impaired | Lifetime ECL | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		453,324
Financial assets at fair value through other comprehensive income, category [member] | Not credit-impaired | Lifetime ECL | Central Bank | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		64,918
Financial assets at fair value through other comprehensive income, category [member] | Not credit-impaired | Lifetime ECL | Sovereign | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		54,587
Financial assets at fair value through other comprehensive income, category [member] | Not credit-impaired | Lifetime ECL | Corporate | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		132,817
Financial assets at fair value through other comprehensive income, category [member] | Not credit-impaired | Lifetime ECL | Financial Entities | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		201,002
Financial assets at fair value through other comprehensive income, category [member] | Credit-impaired | Lifetime ECL | Debt securities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		7,628
Financial assets at fair value through other comprehensive income, category [member] | Credit-impaired | Lifetime ECL | Debt securities | Default
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		7,628
Financial assets at fair value through other comprehensive income, category [member] | Credit-impaired | Lifetime ECL | Corporate | Debt securities | Default
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		7,628
Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					18,614,160
Financial assets available-for-sale, category [member] | Debt securities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					17,790,127
Financial assets available-for-sale, category [member] | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					14,049,049
Financial assets available-for-sale, category [member] | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					3,705,999
Financial assets available-for-sale, category [member] | Debt securities | Default
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					34,516
Financial assets available-for-sale, category [member] | Debt securities | Without grade or not available
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					563
Financial assets available-for-sale, category [member] | Central Bank | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					1,356,874
Financial assets available-for-sale, category [member] | Sovereign | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					10,157,239
Financial assets available-for-sale, category [member] | Sovereign | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					1,432,083
Financial assets available-for-sale, category [member] | Other Public Entities | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					662,702
Financial assets available-for-sale, category [member] | Corporate | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					148,738
Financial assets available-for-sale, category [member] | Corporate | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					274,450
Financial assets available-for-sale, category [member] | Corporate | Debt securities | Default
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					34,516
Financial assets available-for-sale, category [member] | Corporate | Debt securities | Without grade or not available
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					563
Financial assets available-for-sale, category [member] | Financial Entities | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					2,975,485
Financial assets available-for-sale, category [member] | Financial Entities | Debt securities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					642,592
Financial assets available-for-sale, category [member] | Multilaterals | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					104,885
Financial assets at amortised cost, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		215,324,860			26,802,972
Financial assets at amortised cost, category [member] | Debt securities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		2,972,616
Financial assets at amortised cost, category [member] | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		2,972,616
Financial assets at amortised cost, category [member] | Sovereign | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		32,321
Financial assets at amortised cost, category [member] | Other Public Entities | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		2,931,172
Financial assets at amortised cost, category [member] | Financial Entities | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		9,123
Financial assets at amortised cost, category [member] | 12-month ECL | Debt securities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		2,972,616
Financial assets at amortised cost, category [member] | 12-month ECL | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		2,972,616
Financial assets at amortised cost, category [member] | 12-month ECL | Sovereign | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		32,321
Financial assets at amortised cost, category [member] | 12-month ECL | Other Public Entities | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		2,931,172
Financial assets at amortised cost, category [member] | 12-month ECL | Financial Entities | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		9,123
Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					2,899,039
Held-to-maturity investments, category [member] | Debt securities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					2,899,039
Held-to-maturity investments, category [member] | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					2,875,209
Held-to-maturity investments, category [member] | Debt securities | Without grade or not available
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					23,830
Held-to-maturity investments, category [member] | Sovereign | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					27,288
Held-to-maturity investments, category [member] | Other Public Entities | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					2,839,286
Held-to-maturity investments, category [member] | Financial Entities | Debt securities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					8,635
Held-to-maturity investments, category [member] | Financial Entities | Debt securities | Without grade or not available
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets					23,830
Other Accounts Receivable | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		2,971,500			1,100,886
Other Accounts Receivable | Sovereign | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		2,631,235			786,018
Other Accounts Receivable | Financial Entities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		340,265			$ 314,848
Other Accounts Receivable | 12-month ECL | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		2,971,500
Other Accounts Receivable | 12-month ECL | Sovereign | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		2,631,235
Other Accounts Receivable | 12-month ECL | Financial Entities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Total financial assets		$ 340,265

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.
[3]	See note 2.5 “Changes in accounting policies”.